Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
Our long-standing historical practice is to grant awards in the first quarter of each year, following the release of prior year’s financial results. We do not take material nonpublic information into account when determining the timing or terms of awards, and do not currently grant stock options or stock appreciation rights.

Award Timing Method	Our long-standing historical practice is to grant awards in the first quarter of each year, following the release of prior year’s financial results.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take material nonpublic information into account when determining the timing or terms of awards, and do not currently grant stock options or stock appreciation rights.